Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Schedule of Future Maturing Operating Lease Payments
Future operating lease payments as of March 31, 2023 were as follows (in thousands):

Year ending December 31:	Amount
Remainder of 2023	$822
2024	1,126
2025	1,158
2026	1,193
2027	1,241
2028	1,278
Thereafter	4,729

Gross lease payments	11,547
Less - present value adjustments	(3,359)

Total operating lease liabilities	$8,188

Future operating lease payments as of December 31, 2022 are as follows (in thousands):

Year ending December 31,	Amount
2023	$540
2024	565
2025	586
2026	604
2027	622
Thereafter	966

Gross lease payments	3,883
Less - Present value adjustments	(861)

Total operating lease liabilities	$3,022

Schedule Of Operating Lease Disclosure	Operating lease disclosures for the Company’s single operating lease as of December 31, 2022 were as follows:

Remaining lease term	6.5 years
Discount rate for operating lease liabilities	7.9%